STATEMENT OF SHAREHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member] September 1, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Common Stock [Member] November 16, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Common Stock [Member] September 2009 Private Placement Offering [Member] USD ($)	Common Stock [Member] November 2009 Private Placement Offering [Member] USD ($)	Common Stock [Member] October 2009 Trinity Alps Joint Venture [Member] USD ($)	Common Stock [Member] December 2009 Trinity Alps Joint Venture [Member] USD ($)	Common Stock [Member] December 2009 Private Placement Offering [Member] USD ($)	Common Stock [Member] March 2010 Trinity Alps Joint Venture [Member] USD ($)	Common Stock [Member] May 2010 Private Placement Offering [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] September 1, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Additional Paid-in Capital [Member] November 16, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Additional Paid-in Capital [Member] September 2009 Private Placement Offering [Member] USD ($)	Additional Paid-in Capital [Member] November 2009 Private Placement Offering [Member] USD ($)	Additional Paid-in Capital [Member] October 2009 Trinity Alps Joint Venture [Member] USD ($)	Additional Paid-in Capital [Member] December 2009 Trinity Alps Joint Venture [Member] USD ($)	Additional Paid-in Capital [Member] December 2009 Private Placement Offering [Member] USD ($)	Additional Paid-in Capital [Member] March 2010 Trinity Alps Joint Venture [Member] USD ($)	Additional Paid-in Capital [Member] May 2010 Private Placement Offering [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid in Capital - Warrants [Member] November 16, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Additional Paid in Capital - Warrants [Member] November 2009 Private Placement Offering [Member] USD ($)	Additional Paid in Capital - Warrants [Member] October 2009 Trinity Alps Joint Venture [Member] USD ($)	Additional Paid in Capital - Warrants [Member] December 2009 Private Placement Offering [Member] USD ($)	Additional Paid in Capital - Warrants [Member] May 2010 Private Placement Offering [Member] USD ($)	Additional Paid in Capital - Warrants [Member] USD ($)	Subscriptions Received [Member] Subscription Recieved Adjustment 1 [Member] USD ($)	Subscriptions Received [Member] Subscription Recieved Adjustment 2 [Member] USD ($)	Subscriptions Received [Member] September 1, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Subscriptions Received [Member] November 16, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Subscriptions Received [Member] USD ($)	Retained Earnings [Member] USD ($)	Subscription Recieved Adjustment 1 [Member] USD ($)	Subscription Recieved Adjustment 2 [Member] USD ($)	September 1, 2009 [Member] July 2009 Private Placement Offering [Member]	November 16, 2009 [Member] July 2009 Private Placement Offering [Member]	July 2009 Private Placement Offering [Member] USD ($)	September 2009 Private Placement Offering [Member] USD ($)	November 2009 Private Placement Offering [Member] USD ($)	October 2009 Trinity Alps Joint Venture [Member] USD ($)	December 2009 Trinity Alps Joint Venture [Member] USD ($)	December 2009 Private Placement Offering [Member] USD ($)	March 2010 Trinity Alps Joint Venture [Member] USD ($)	May 2010 Private Placement Offering [Member] USD ($)	Total USD ($)
Balance at Jul. 31, 2006
Common stock issued for cash										$ 52,000										$ (39,000)																									$ 13,000
Common stock issued for cash (in Shares)										52,000,000
Common stock issued in pivate placement offering										30,400										7,600																									38,000
Common stock issued in pivate placement offering (in Shares)										30,400,000
Net (loss) for the period																																(16,176)													(16,176)
Balance at Jul. 31, 2007										82,400										(31,400)												(16,176)													34,824
Balance (in Shares) at Jul. 31, 2007										82,400,000
Net (loss) for the period																																(51,974)													(51,974)
Balance at Jul. 31, 2008										82,400										(31,400)												(68,150)													(17,150)
Balance (in Shares) at Jul. 31, 2008										82,400,000
Common stock issued for subscribed shares (in Shares)																																			100,000	83,334
Common stock issued in pivate placement offering																																					137,500
Common stock issued in pivate placement offering (in Shares)																																					183,334
Common stock subscribed																															137,469														137,469
Net (loss) for the period																																(42,980)													(42,980)
Balance at Jul. 31, 2009										82,400										(31,400)											137,469	(111,130)													77,339
Balance (in Shares) at Jul. 31, 2009										82,400,000
Common stock cancelled										(19,000)										19,000
Common stock cancelled (in Shares)										(19,000,000)																																			19,000,000
Adjustment for common stock subscribed																											31	50,000					31	50,000
Common stock issued for subscribed shares	100	83									74,900	6,266									56,151								(75,000)	(62,500)
Common stock issued for subscribed shares (in Shares)	100,000	83,334
Common stock issued in pivate placement offering			250	348			820		800				99,750	32,358			51,891		92,704			267,294		447,289	106,496													100,000	300,000			500,000		200,000
Common stock issued in pivate placement offering (in Shares)			250,000	348,837			819,672		800,000																													250,000	348,837			819,672		800,000
Common stock issued for joint venture					2,000	300		100							1,658,000	248,700		49,900					1,854,942																	3,514,942	249,000		50,000
Common stock issued for joint venture (in Shares)					2,000,000	300,000		100,000																																2,000,000	300,000		100,000
Net (loss) for the period																																(5,345,850)													(5,345,850)
Balance at Jul. 31, 2010										68,201										2,302,069						2,732,172					50,000	(5,456,980)													(304,538)
Balance (in Shares) at Jul. 31, 2010										68,201,843
Net (loss) for the period																																275,572													275,572
Balance at Jul. 31, 2011										68,201										2,302,069						2,732,172					50,000	(5,181,408)													(28,966)
Balance (in Shares) at Jul. 31, 2011										68,201,843																																			68,201,843
Common stock issued for cash										23,052										25,448																									48,500
Common stock issued for cash (in Shares)										23,051,783																																			23,051,783
Reverse stock split of 1:15										(84,861)										2,867,033						(2,732,172)					(50,000)
Reverse stock split of 1:15 (in Shares)										(84,861,896)
Net (loss) for the period																																(78,780)													(78,780)
Balance at Jul. 31, 2012										$ 6,392										$ 5,194,550												$ (5,260,188)													$ (59,246)
Balance (in Shares) at Jul. 31, 2012										6,391,730																																			6,391,730